PACE® Select Advisors Trust

July 1, 2019

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2018, as supplemented.

Includes:

–  PACE® Mortgage-Backed Securities Fixed Income Investments

–  PACE® Intermediate Fixed Income Investments

–  PACE® Strategic Fixed Income Investments

–  PACE® Municipal Fixed Income Investments

–  PACE® Global Fixed Income Investments

–  PACE® High Yield Investments

–  PACE® Large Co Value Equity Investments

–  PACE® Large Co Growth Equity Investments

–  PACE® Small/Medium Co Value Equity Investments

–  PACE® Small/Medium Co Growth Equity Investments

–  PACE® International Equity Investments

–  PACE® International Emerging Markets Equity Investments

–  PACE® Global Real Estate Securities Investments

–  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates information regarding the minimum initial investment amount for Class Y shares of series of the Trust (the "funds") (except PACE Global Real Estate Securities Investments). Effective as of July 1, 2019, the minimum initial investment amount for Class Y shares of the relevant funds is reduced from $5 million to $2 million.

Second, this supplement updates certain information regarding variations to sales load waivers and discounts that would apply to investors that purchase Class A shares of the funds through a platform or account operated by Raymond James & Associates, Inc., Raymond James Financial Services, Inc., or an affiliate of each such (collectively, "Raymond James"), or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, transactional brokerage accounts.

Third, this supplement updates certain information regarding the portfolio management team for UBS Asset Management (Americas) Inc., the funds' manager ("UBS AM"). Effective as of July 1, 2019, Joseph Sciortino, Steve Bienashski, Ned Sienko, Betty Chen, Russell Sinder, Vincent Russo, Mayoor Joshi and Gina Toth have been added as portfolio managers for certain funds. In addition, effective as of July 1, 2019 and until on or around October 3,

ZS-1016

2019, Mabel Lung, Managing Director and Portfolio Manager for the funds, will be on sabbatical from her day-to-day portfolio management activities. Ms. Lung will be accessible to the UBS AM investment team and to the Board of Trustees of the Trust (the "Board") in the event of any major events requiring her attention. Ms. Lung's sabbatical has the full support of the Board and UBS AM.

I. Reduction of Minimum Initial Investment Amount for Class Y Shares

Effective as of July 1, 2019, the Multi-Class Prospectus is hereby revised as follows:

The section captioned "Managing your fund account" and sub-captioned "Class A shares" beginning on page 121 of the Multi-Class Prospectus is revised by replacing the second paragraph of that section in its entirety with the following:

If you intend to purchase more than $2 million of Class A shares, subject to availability at your intermediary, you should instead purchase Class Y shares, which have lower ongoing expenses.

The section captioned "Managing your fund account" and sub-captioned "Class Y shares" beginning on page 125 of the Multi-Class Prospectus is revised by replacing the eighth bullet point of that section in its entirety with the following:

–  Shareholders who invest a minimum initial amount of $2 million in a fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimum;

The same section of the Multi-Class Prospectus is revised by deleting the ninth bullet point of that section in its entirety.

The section captioned "Managing your fund account" and sub-captioned "Minimum investments" beginning on page 127 of the Multi-Class Prospectus is revised by replacing the paragraphs relating to "Class Y Shares" in their entirety with the following:

Class Y Shares:

To open an account: $2,000,000
To add to an account: $0

II. Sales Load Waivers and Discounts

Effective immediately, Appendix A to the Multi-Class Prospectus is revised by replacing the section relating to Raymond James in its entirety with the following:

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the funds' prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares Available at Raymond James

–  Shares purchased in an investment advisory program.

–  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

–  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

–  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Classes A Shares Available at Raymond James

–  Death or disability of the shareholder.

–  Shares sold as part of a systematic withdrawal plan as described in the funds' prospectus.

–  Return of excess contributions from an IRA Account.

–  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in the fund's prospectus.

–  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

–  Shares acquired through a Right of Reinstatement.

Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

–  Breakpoints as described in this prospectus.

–  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

–  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

III. UBS AM Portfolio Management Team Updates

Effective as of July 1, 2019, the Prospectuses and SAI are hereby revised as follows:

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for each of PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income

Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments in the Multi-Class Prospectus and the Class P Prospectus is revised by inserting the following as the second sentence of the first bullet point of that section:

Joseph Sciortino, Portfolio Manager, and Steve Bienashski, Portfolio Manager, have been portfolio managers of the fund since July 2019.

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for each of PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Global Real Estate Securities Investments in the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the first bullet point of that section in its entirety with the following:

–  UBS AM—Mabel Lung, CFA, Managing Director and Portfolio Manager, and Fred Lee, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since 1995 and 2009, respectively. Gina Toth, CFA, Executive Director and Portfolio Manager, Ned Sienko, Portfolio Manager, Vincent Russo, Portfolio Manager, and Mayoor Joshi, Portfolio Manager, have been portfolio managers of the fund since July 2019.

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for PACE Global Real Estate Securities Investments in the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the first bullet point of that section in its entirety with the following:

–  UBS AM—Mabel Lung, CFA, Managing Director and Portfolio Manager, and Fred Lee, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since 2006 and 2009, respectively. Gina Toth, CFA, Executive Director and Portfolio Manager, Ned Sienko, Portfolio Manager, Vincent Russo, Portfolio Manager, and Mayoor Joshi, Portfolio Manager, have been portfolio managers of the fund since July 2019.

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for PACE Alternative Strategies Investments in the Multi-Class Prospectus and the Class P Prospectus is revised by inserting the following as the second sentence of the first bullet point of that section:

Betty Chen, Portfolio Manager, and Russell Sinder, Portfolio Manager, have been portfolio managers of the fund since July 2019.

The section captioned "Management" and sub-captioned "All Funds" beginning on page 136 of the Multi-Class Prospectus, and the section captioned "Management" and sub-captioned "All Funds (except PACE Government Money Market Investments)" on page 135 of the Class P Prospectus, is revised by replacing that section in its entirety with the following:

UBS AM utilizes a team approach in managing each fund. Mabel Lung, Gina Toth, Fred Lee, Joseph Sciortino and Steve Bienashski are jointly and primarily responsible for the day-to-day management of PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments. Mabel Lung, Fred Lee, Gina Toth, Ned Sienko, Vincent Russo and Mayoor Joshi are jointly and primarily responsible for the day-to-day management of PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments

and PACE Global Real Estate Securities Investments. Mabel Lung, Gina Toth, Fred Lee, Betty Chen and Russell Sinder are jointly and primarily responsible for the day-to-day management of PACE Alternative Strategies Investments.

Mabel Lung is a portfolio manager of UBS AM's multi-asset and multi-component portfolios and has been an integral member of the team since 2000 when UBS AM launched the UBS Multi-Asset Managed Accounts Program. Recognizing the importance of after-tax investment results to US private clients, Ms. Lung led her team to launch personalized tax management in 2011 as a tax overlay investment service to multi-asset portfolios. Ms. Lung has significant experience in manager selection, overseeing $30 billion of assets for institutional and private clients globally through open architecture of best-in-class managers in liquid strategies, combined with a keen focus on risk-aware and holistic portfolio construction. Ms. Lung joined UBS AM in 1984 and specifically joined UBS AM's asset management division in 1995. Prior to this, Ms. Lung was a corporate finance analyst at an investment banking firm.

Fred Lee is Head of Portfolio Construction & Quantitative Research on UBS AM's Multi-Manager Solutions ("MMS") team, a role he has held since 2011. In this role, Mr. Lee oversees the portfolio construction process in determining the specific allocations to individual sub-advisors. Mr. Lee specifically the MMS team in 2009 and joined UBS AM in 2006 as a Risk Analyst, where he provided risk assessment and monitoring for all client portfolios using industry standard and proprietary systems. He also worked on the continuous improvement of UBS AM's proprietary risk models. Prior to joining UBS AM, Mr. Lee worked as a consultant at MSCI Barra providing advice to large investment managers across Europe on the interpretation and use of risk models and analytics. Mr. Lee is a qualified Financial Risk Manager and a Regular Member of the CFA Society of the UK.

Gina Toth is a Senior Investment Officer within the MMS team. Ms. Toth is part of the team responsible for sub-advisor due diligence and selection, portfolio construction, risk management, investment oversight, and performance of multi-asset strategies. These investment strategies include both internal and external capabilities. Ms. Toth joined UBS AM in March 2013. Previously, she worked at AllianceBernstein as a Senior Portfolio Manager in New York and Sydney, specializing in multi-asset portfolios, asset allocation and custom solutions for the institutional, high-net worth and retail channels, encompassing both traditional and non-traditional asset classes. Previously, Ms. Toth also spent 14 years in New York and London as a fixed income portfolio manager for US and global portfolios.

Vincent Russo is a Research Analyst for the MMS team and joined the team in late 2012. He is responsible for the evaluation and ongoing oversight of equity investment capabilities used in various asset management portfolios. This includes the PACE Select Advisors Trust mutual funds with close to $10 billion of externally sub-advised assets by more than 20 unaffiliated sub-advisors, as well as monitoring of internal UBS AM strategies. Mr. Russo's duties also include due diligence of external managers, evaluating the investment processes, performance, and risk management of fundamental equity managers, and researching and analyzing their alpha generation ability. Mr. Russo joined UBS AM in 2007 as an analyst in Private Wealth Solutions, part of the Global Investment Solutions team. In that role, he conducted ETF due diligence and selection for multiple asset classes within equity, fixed income and alternatives. In addition, Mr. Russo was responsible for portfolio overlay and implementation within private client multi-asset portfolios. Prior to this position, Mr. Russo was lead Trade Coordinator at Deutsche Bank, an Associate Portfolio Manager at Alliance Bernstein and a Financial Analyst at MetLife.

Mayoor Joshi is an Investment Officer for the MMS team. Mr. Joshi is primarily responsible for fundamental equity investment capabilities. His duties include sub-advisor due diligence and selection, investment and performance oversight, risk management, and portfolio construction for multi-managed equity portfolios. Prior to joining UBS AM in 2014, Mr. Joshi worked as a Managing Director at Rocaton Investment Advisors, an institutional investment consulting firm focused on manager research (from 2006 to 2014). Mr. Joshi's responsibilities included due diligence on equity managers across regions and styles, as well as communication of views with clients and internal constituents. Prior to that role, Mr. Joshi worked at The Vanguard Group (from 2000 to 2004). Mr. Joshi has over 15 years of industry experience.

Ned Sienko is the Head of Equity Investments for UBS Hedge Fund Solutions ("HFS"). Mr. Sienko is primarily responsible for manager research as well as portfolio management of certain client portfolios. Previously, he was responsible for the oversight of the Portfolio Management and Due Diligence team of the Alternative Investment Group within UBS Wealth Management Americas, serving as a Portfolio Manager since July 1995, and as the Head of the Alternative Investment Group's portfolio management group since 1998. Prior to joining UBS in 1995, Mr. Sienko worked at Kidder, Peabody & Co., Inc. where his responsibilities included finance, product origination and due diligence (from 1984 to 1994). Mr. Sienko has over 34 years of investment industry experience.

Joseph Sciortino is the Head of Credit Investments for HFS. Mr. Sciortino is primarily responsible for manager research in structured products and private credit and is involved in corporate credit strategies. He is a member of the portfolio management team and is actively involved in a variety of client-facing functions. Prior to joining UBS in 2006, Mr. Sciortino was a Senior Investment Analyst at Lake Partners, Inc., a multi-billion dollar consultant specializing in alternative investments, where he was responsible for manager research, portfolio management and directing the junior research analysts (from 2000 to 2006). Mr. Sciortino has over 19 years of investment industry experience.

Steve Bienashski, CFA, is an Investment Officer for HFS. Mr. Bienashski is primarily responsible for manager research in corporate credit, structured credit, and private credit. Prior to joining UBS in 2017, he was a Senior Investment Analyst and Portfolio Manager at International Asset Management (IAM), a multi-billion dollar alternative asset manager that specializes in hedge fund allocations, where he was responsible for sourcing manager allocations, managing client portfolios, and leading credit research for the firm (from 2010 to 2017). Mr. Bienashski started his career as a Credit Underwriter at Regions Financials Corporation and specialized in non-performing CRE loans (from 2009 to 2010). Mr. Bienashski has over nine years of investment industry experience.

Betty Chen, CFA, is the Head of Investment Research for the MMS team. Ms. Chen is primarily responsible for directing third party manager research across traditional and hedge fund capabilities. In her role, she oversees the manager selection process and manages the MMS team's portfolio specialist, quantitative and data teams. Prior to joining UBS AM in 2007, Ms. Chen was Deputy Portfolio Manager at Blade Capital where she sourced and evaluated the firm's private equity and direct investments in the TMT, automotive, shipping and real estate sectors. Before that, in 2000, Ms. Chen was a Manager at Moss Adams LLP where she worked in its business valuation and investment banking unit, valuing companies and assets to address liquidity and growth alternatives, merger and acquisitions and corporate financing. Ms. Chen started her career as a performance analyst at an institutional investment consulting firm, where she analyzed global investment portfolios and performed asset allocation studies for institutional clients. Ms. Chen has over 20 years of industry investment experience.

Russell Sinder, CFA, is a Senior Investment Officer for HFS. Mr. Sinder is primarily responsible for manager research. He joined the predecessor business to UBS AM in 1998 as an Investment Analyst in its Alternative Investment Group, which was a division of Wealth Management Americas until it was transferred to A&Q in October 2010. Prior to joining UBS AM, Mr. Sinder worked at Ivy Asset Management, where he was a Research Analyst covering a variety of hedge fund strategies (1995-1998). Mr. Sinder has over 23 years of investment industry experience.

The section captioned "Portfolio managers" and sub-captioned "All funds—UBS Asset Management (Americas) Inc." beginning on page 143 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

UBS AM utilizes a team approach in managing each fund. The portfolio managers for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income

Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments are Mabel Lung, Gina Toth, Fred Lee, Joseph Sciortino and Steve Bienashski. The portfolio managers for PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Global Real Estate Securities Investments are Mabel Lung, Fred Lee, Gina Toth, Ned Sienko, Vincent Russo and Mayoor Joshi. The portfolio managers for PACE Alternative Strategies Investments are Mabel Lung, Gina Toth, Fred Lee, Betty Chen and Russell Sinder. The following tables provide information relating to other accounts managed by the portfolio managers as of July 31, 2018 (in the case of Mabel Lung, Gina Toth, Fred Lee, Vincent Russo and Mayoor Joshi) or May 31, 2019 (in the case of Joseph Sciortino, Steve Bienashski, Ned Sienko, Betty Chen and Russell Sinder), as applicable:

The same section of the SAI is revised by inserting the following as the last tables of that section:

Joseph Sciortino:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on July 1, 2019.

Steve Bienashski:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on July 1, 2019.

Ned Sienko:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on July 1, 2019.

Betty Chen:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on July 1, 2019.

Russell Sinder:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on July 1, 2019.

The same section of the SAI is revised by replacing the first paragraph under the sub-caption "Ownership of fund shares" with the following:

Ownership of fund shares. The following table sets forth the dollar range of equity securities in each fund beneficially owned by each portfolio manager/analyst as of July 31, 2018 (in the case of Mabel Lung, Gina Toth and

Fred Lee, Vincent Russo and Mayoor Joshi) or May 31, 2019 (in the case of Joseph Sciortino, Steve Bienashski, Ned Sienko, Betty Chen and Russell Sinder), as applicable:

The same section of the SAI is revised by inserting the following as the last tables under the sub-caption "Ownership of fund shares":

Portfolio Manager/Fund	Range of shares owned
Joseph Sciortino PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None
PACE Large Co Value Equity Investments	None
PACE Large Co Growth Equity Investments	None
PACE Small/Medium Co Value Equity Investments	None
PACE Small/Medium Co Growth Equity Investments	None
PACE International Equity Investments	None
PACE International Emerging Markets Equity Investments	None
PACE Global Real Estate Securities Investments	None
PACE Alternative Strategies Investments	None
Steve Bienashski PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None
PACE Large Co Value Equity Investments	None
PACE Large Co Growth Equity Investments	None
PACE Small/Medium Co Value Equity Investments	None
PACE Small/Medium Co Growth Equity Investments	None
PACE International Equity Investments	None
PACE International Emerging Markets Equity Investments	None
PACE Global Real Estate Securities Investments	None
PACE Alternative Strategies Investments	None

Portfolio Manager/Fund	Range of shares owned
Ned Sienko PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None
PACE Large Co Value Equity Investments	None
PACE Large Co Growth Equity Investments	None
PACE Small/Medium Co Value Equity Investments	None
PACE Small/Medium Co Growth Equity Investments	None
PACE International Equity Investments	None
PACE International Emerging Markets Equity Investments	None
PACE Global Real Estate Securities Investments	None
PACE Alternative Strategies Investments	None
Betty Chen PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None
PACE Large Co Value Equity Investments	None
PACE Large Co Growth Equity Investments	None
PACE Small/Medium Co Value Equity Investments	None
PACE Small/Medium Co Growth Equity Investments	None
PACE International Equity Investments	None
PACE International Emerging Markets Equity Investments	None
PACE Global Real Estate Securities Investments	None
PACE Alternative Strategies Investments	None

Portfolio Manager/Fund	Range of shares owned
Russell Sinder PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None
PACE Large Co Value Equity Investments	None
PACE Large Co Growth Equity Investments	None
PACE Small/Medium Co Value Equity Investments	None
PACE Small/Medium Co Growth Equity Investments	None
PACE International Equity Investments	None
PACE International Emerging Markets Equity Investments	None
PACE Global Real Estate Securities Investments	None
PACE Alternative Strategies Investments	None

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.